Trade and other payables (Details) - RUB (₽) ₽ in Millions	Mar. 31, 2020	Dec. 31, 2019
Trade and other payables
Payables to merchants	₽ 12,276	₽ 12,116
Money remittances and e-wallets accounts payable	6,336	6,515
Deposits received from agents	3,036	6,246
Commissions payable	420	503
Accrued personnel expenses and related taxes	1,108	883
Provision for undrawn credit commitments (Note 20)	73	98
Other payables	976	934
Total trade and other payables	24,225	₽ 27,295
Redundancy provision for Rocketbank employees	₽ 146